SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets
Net operating loss carry forwards
Total Deferred income tax assets
Less: Valuation allowance
Net deferred income tax assets
Deferred income tax liabilities
Intangible assets from business combination
Total deferred income tax liabilities